[LOGO]
USAA(R)

                            USAA INTERMEDIATE-TERM
                                 Fund

                                                                       [GRAPHIC]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
  SEPTEMBER 30, 2002                                       USAA Tax-Exempt Funds

                                             (c)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                   [GRAPHIC]

                         ...WE BELIEVE THE BEST COURSE
[PHOTO]                  OF ACTION IS TO REMAIN PATIENT
                            AND TO EXERCISE PRUDENCE
                         IN INVESTMENT DECISION-MAKING.

                                   [GRAPHIC]

--------------------------------------------------------------------------------

         Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

         Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

         First, they are run by an outstanding team of portfolio managers, analysts, and traders.

         Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

         Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

         Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                   2

FINANCIAL INFORMATION

    Portfolio of Investments                                12

    Notes to Portfolio of Investments                       35

    Financial Statements                                    37

    Notes to Financial Statements                           40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(c)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of between three and 10 years.

--------------------------------------------------------------------------------
                                               9/30/02              3/31/02
--------------------------------------------------------------------------------
Net Assets                                  $2,613.8 Million   $2,434.0 Million
Net Asset Value Per Share                       $13.46              $12.93
Tax-Exempt Dividends Per Share
  Last 12 Months                                $0.654              $0.665
Capital Gain Distributions Per Share
  Last 12 Months                                   -                    -

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/02
--------------------------------------------------------------------------------
3/31/02 to 9/30/02                                             30-DAY SEC YIELD
     6.68%**                                                        3.35%

 *  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

USAA INTERMEDIATE-TERM FUND

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                   TOTAL RETURN    =    DIVIDEND RETURN    +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS               6.34%       =         5.58%         +         0.76%
5 YEARS                5.78%       =         5.39%         +         0.39%
1 YEAR                 7.13%       =         5.16%         +         1.97%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2002

-----------------------------
         TOTAL RETURN
-----------------------------

            [CHART]

9/30/1993              11.87%
9/30/1994              -1.17%
9/30/1995               9.76%
9/30/1996               5.43%
9/30/1997               9.07%
9/30/1998               8.55%
9/30/1999              -1.24%
9/30/2000               5.14%
9/30/2001               9.67%
9/30/2002               7.13%

-----------------------------
      DIVIDEND RETURN
-----------------------------

            [CHART]

09/30/1993              6.03%
09/30/1994              5.15%
09/30/1995              6.04%
09/30/1996              5.74%
09/30/1997              5.86%
09/30/1998              5.60%
09/30/1999              5.01%
09/30/2000              5.61%
09/30/2001              5.57%
09/30/2002              5.16%

-----------------------------
    CHANGE IN SHARE PRICE
-----------------------------

            [CHART]

09/30/1993             5.84%
09/30/1994            -6.32%
09/30/1995             3.72%
09/30/1996            -0.31%
09/30/1997             3.21%
09/30/1998             2.95%
09/30/1999            -6.25%
09/30/2000            -0.47%
09/30/2001             4.10%
09/30/2002             1.97%

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------
     12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------

                   [CHART]

                USAA        LIPPER INTERMEDIATE
             INTERMEDIATE     MUNICIPAL DEBT
              -TERM FUND       FUNDS AVERAGE
             ------------   -------------------
9/30/1993        5.38%             4.78%
9/30/1994        5.56              4.88
9/30/1995        5.50              4.71
9/30/1996        5.63              4.59
9/30/1997        5.44              4.46
9/30/1998        5.22              4.24
9/30/1999        5.43              4.35
9/30/2000        5.45              4.46
9/30/2001        5.16              4.17
9/30/2002        4.83              3.74

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/93 TO 9/30/02.

5

.... C O N T I N U E D
=====================-----------------------------------------------------------
                      OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                    [CHART]

                  USAA           LEHMAN BROTHERS     LIPPER INTERMEDIATE   LIPPER INTERMEDIATE
            INTERMEDIATE-TERM    MUNICIPAL BOND        MUNICIPAL DEBT         MUNICIPAL DEBT
                  FUND               INDEX              FUNDS AVERAGE           FUNDS INDEX
            -----------------    ---------------     -------------------   -------------------
Sep-92         $10,000.00          $10,000.00            $10,000.00             $10,000.00
Oct-92           9,896.75            9,901.55              9,914.46               9,909.69
Nov-92          10,098.54           10,079.01             10,089.37              10,076.55
Dec-92          10,187.29           10,181.92             10,179.11              10,165.66
Jan-93          10,304.46           10,300.43             10,293.51              10,282.88
Feb-93          10,666.28           10,672.87             10,604.37              10,591.47
Mar-93          10,508.07           10,560.09             10,494.43              10,470.67
Apr-93          10,621.62           10,666.50             10,584.05              10,554.99
May-93          10,671.39           10,726.39             10,625.12              10,590.28
Jun-93          10,831.61           10,905.76             10,779.78              10,733.81
Jul-93          10,853.46           10,919.78             10,781.99              10,729.62
Aug-93          11,070.81           11,147.25             10,977.74              10,920.40
Sep-93          11,186.47           11,274.37             11,102.34              11,045.39
Oct-93          11,198.29           11,296.04             11,122.57              11,062.74
Nov-93          11,144.77           11,196.32             11,053.75              10,995.16
Dec-93          11,355.69           11,432.71             11,244.57              11,175.77
Jan-94          11,481.63           11,563.34             11,362.40              11,290.59
Feb-94          11,221.11           11,263.86             11,123.15              11,050.77
Mar-94          10,829.95           10,805.08             10,812.96              10,740.98
Apr-94          10,895.23           10,896.84             10,870.58              10,786.44
May-94          10,986.69           10,991.14             10,954.31              10,871.96
Jun-94          10,948.73           10,923.92             10,921.59              10,840.26
Jul-94          11,110.61           11,124.32             11,062.10              10,975.42
Aug-94          11,164.65           11,162.87             11,107.36              11,017.28
Sep-94          11,055.91           10,999.11             10,997.82              10,904.25
Oct-94          10,911.19           10,803.81             10,875.65              10,784.04
Nov-94          10,720.85           10,608.19             10,724.22              10,623.77
Dec-94          10,898.55           10,841.72             10,889.15              10,782.25
Jan-95          11,153.11           11,151.71             11,109.82              10,990.97
Feb-95          11,397.96           11,476.04             11,341.69              11,219.42
Mar-95          11,497.65           11,607.94             11,444.16              11,318.70
Apr-95          11,520.78           11,621.64             11,463.77              11,343.22
May-95          11,837.65           11,992.48             11,736.32              11,609.35
Jun-95          11,781.11           11,887.66             11,689.54              11,572.87
Jul-95          11,920.89           12,000.13             11,796.50              11,678.13
Aug-95          12,051.72           12,152.41             11,914.91              11,792.36
Sep-95          12,134.52           12,229.20             11,973.29              11,850.97
Oct-95          12,287.44           12,406.97             12,096.54              11,963.40
Nov-95          12,448.86           12,613.10             12,231.62              12,090.79
Dec-95          12,540.56           12,734.17             12,315.46              12,168.53
Jan-96          12,611.16           12,830.38             12,415.16              12,263.02
Feb-96          12,533.64           12,743.72             12,375.38              12,225.35
Mar-96          12,413.62           12,580.92             12,246.45              12,102.35
Apr-96          12,407.33           12,545.24             12,224.62              12,080.98
May-96          12,406.91           12,540.46             12,226.73              12,080.79
Jun-96          12,510.61           12,677.14             12,302.44              12,156.03
Jul-96          12,632.81           12,791.83             12,414.59              12,263.10
Aug-96          12,642.50           12,788.96             12,419.06              12,267.68
Sep-96          12,793.22           12,967.69             12,530.76              12,379.04
Oct-96          12,932.91           13,114.25             12,654.25              12,500.13
Nov-96          13,131.53           13,354.47             12,842.15              12,685.69
Dec-96          13,103.24           13,298.08             12,809.34              12,652.00
Jan-97          13,134.34           13,323.24             12,837.59              12,683.55
Feb-97          13,266.82           13,445.58             12,933.98              12,779.25
Mar-97          13,133.69           13,266.22             12,806.37              12,648.87
Apr-97          13,236.58           13,377.41             12,878.39              12,714.50
May-97          13,400.00           13,578.76             13,036.03              12,864.46
Jun-97          13,536.49           13,723.40             13,155.99              12,983.44
Jul-97          13,880.19           14,103.48             13,446.86              13,264.99
Aug-97          13,781.63           13,971.26             13,338.68              13,162.44
Sep-97          13,953.35           14,136.93             13,477.59              13,301.74
Oct-97          14,037.25           14,228.05             13,539.98              13,365.01
Nov-97          14,127.97           14,311.84             13,600.01              13,417.12
Dec-97          14,334.14           14,520.52             13,779.64              13,588.44
Jan-98          14,460.02           14,670.26             13,899.75              13,703.16
Feb-98          14,501.18           14,674.72             13,908.33              13,709.95
Mar-98          14,524.38           14,687.78             13,910.79              13,718.65
Apr-98          14,458.44           14,621.51             13,846.94              13,655.19
May-98          14,660.61           14,852.81             14,043.36              13,838.35
Jun-98          14,729.42           14,911.43             14,086.18              13,885.58
Jul-98          14,761.44           14,948.71             14,115.22              13,917.50
Aug-98          14,970.30           15,179.69             14,327.25              14,118.11
Sep-98          15,145.95           15,368.93             14,487.11              14,271.00
Oct-98          15,130.78           15,368.61             14,483.76              14,275.67
Nov-98          15,175.24           15,422.45             14,514.29              14,306.47
Dec-98          15,240.35           15,461.32             14,564.82              14,352.01
Jan-99          15,369.37           15,645.15             14,730.02              14,512.84
Feb-99          15,309.08           15,576.97             14,645.61              14,435.57
Mar-99          15,311.25           15,598.32             14,631.19              14,432.09
Apr-99          15,365.67           15,637.19             14,676.11              14,471.87
May-99          15,276.40           15,546.71             14,585.34              14,386.22
Jun-99          15,084.11           15,323.05             14,381.37              14,190.44
Jul-99          15,136.86           15,378.81             14,451.42              14,256.47
Aug-99          14,984.32           15,255.51             14,381.09              14,190.45
Sep-99          14,957.62           15,261.88             14,389.08              14,199.09
Oct-99          14,797.82           15,096.53             14,283.60              14,099.56
Nov-99          14,940.76           15,257.10             14,412.90              14,219.13
Dec-99          14,843.12           15,143.37             14,350.57              14,154.83
Jan-00          14,745.67           15,077.42             14,283.60              14,092.53
Feb-00          14,921.87           15,252.64             14,403.92              14,201.04
Mar-00          15,182.97           15,585.89             14,614.06              14,404.41
Apr-00          15,115.10           15,493.82             14,551.46              14,343.54
May-00          15,056.72           15,413.21             14,483.01              14,284.04
Jun-00          15,394.67           15,821.65             14,792.19              14,578.74
Jul-00          15,575.35           16,041.80             14,961.07              14,744.27
Aug-00          15,769.23           16,289.03             15,144.94              14,927.46
Sep-00          15,726.76           16,204.28             15,096.32              14,883.42
Oct-00          15,862.69           16,381.10             15,223.50              15,007.44
Nov-00          15,959.51           16,505.03             15,296.20              15,078.82
Dec-00          16,302.45           16,912.83             15,615.49              15,382.50
Jan-01          16,454.96           17,080.41             15,788.80              15,559.97
Feb-01          16,539.22           17,134.57             15,835.98              15,610.43
Mar-01          16,672.60           17,288.13             15,957.31              15,729.92
Apr-01          16,505.95           17,100.80             15,784.31              15,588.40
May-01          16,681.18           17,284.95             15,945.61              15,748.44
Jun-01          16,803.21           17,400.60             16,051.94              15,846.36
Jul-01          17,033.30           17,658.34             16,253.56              16,037.31
Aug-01          17,259.87           17,949.21             16,505.79              16,279.63
Sep-01          17,248.28           17,889.00             16,481.75              16,257.56
Oct-01          17,402.96           18,102.14             16,641.71              16,413.34
Nov-01          17,295.34           17,949.53             16,454.67              16,242.62
Dec-01          17,207.20           17,779.72             16,329.40              16,120.52
Jan-02          17,422.92           18,088.12             16,572.86              16,354.53
Feb-02          17,600.86           18,306.04             16,766.91              16,537.95
Mar-02          17,325.34           17,947.30             16,456.56              16,237.15
Apr-02          17,611.71           18,298.07             16,782.37              16,553.16
May-02          17,702.92           18,409.26             16,875.52              16,642.46
Jun-02          17,839.07           18,603.92             17,049.35              16,811.93
Jul-02          18,034.92           18,843.19             17,257.10              17,006.71
Aug-02          18,180.98           19,069.71             17,428.60              17,163.10
Sep-02          18,482.82           19,487.38             17,755.90              17,462.17

         DATA FROM 9/30/92 THROUGH 9/30/02.

         SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

....C O N T I N U E D
====================------------------------------------------------------------

         The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

              o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

              o The Lipper Intermediate Municipal Debt Funds Average, an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

              o The Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]           Clifford A. Gladson, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO
SEPTEMBER 30, 2002?

         Your USAA Intermediate-Term Fund's share price increased $0.53 or 4.10% over the last six months. This rise in share price combined with tax-exempt income distributions produced a total return of 6.68%.

         REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND TEN-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA INTERMEDIATE-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF THE MUNICIPAL-NATIONAL INTERMEDIATE-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 9/30/02: 138 FUNDS IN THE LAST THREE YEARS, 121 FUNDS IN THE LAST FIVE YEARS, AND 40 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL-NATIONAL INTERMEDIATE- TERM BOND FUNDS, THE USAA INTERMEDIATE-TERM FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS FOR THE THREE-YEAR PERIOD AND 5 STARS FOR THE FIVE- AND 10-YEAR PERIODS.

         THE FUND RANKED 87 OUT OF 132 FUNDS AND 33 OUT OF 95 FUNDS IN THE LIPPER INTERMEDIATE-TERM MUNICIPAL DEBT FUNDS CATEGORY FOR THE ONE-YEAR AND FIVE-YEAR PERIODS ENDING SEPTEMBER 30, 2002, RESPECTIVELY. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         The Fund's tax-exempt income distributions over the prior 12 months produced a dividend yield of 4.83%, well above the 3.74% average for the 132 funds in the Lipper Intermediate-Term Municipal Debt Funds category.

                                    [GRAPHIC]

         THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL-NATIONAL INTERMEDIATE-TERM BOND FUND CATEGORY (138 FUNDS IN CATEGORY) FOR THE PERIOD ENDING SEPTEMBER 30, 2002.

                                    [GRAPHIC]

         Lipper ranked the Fund 5 out of 31 within the Lipper Intermediate Municipal Debt Funds category for the 10-year period ending September 30, 2002, and is listed as a Lipper Leader for tax efficiency and expense for the period ending September 30, 2002.

         LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2002. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

         THE USAA INTERMEDIATE-TERM FUND WAS RATED AGAINST 103 INTERMEDIATE MUNICIPAL DEBT FUNDS FOR TAX EFFICIENCY AND 104 INTERMEDIATE MUNICIPAL DEBT FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2002, REUTERS. ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         At the beginning of the period, the credit markets expected economic conditions to strengthen by the second half of 2002. The Federal Reserve Board (the Fed) had been supportive of the U.S. economy, cutting short-term interest rates in 2001 by a total of 4.75%. However, by July it became apparent that the economy was not responding to the monetary stimulus as quickly as expected. With no inflationary pressures expected until mid-2003, yields on intermediate-term bonds fell. Over the last six months, yields on 10-year high-quality municipal bonds are down 1.15%.

         Municipal issuers have not been plagued by the credit disasters that have dominated the corporate credit markets. However, all municipal governments - from the largest state governments to the smallest villages - are facing lower-than-expected tax revenues. Fortunately, most municipalities used the economic expansion of the 1990s to build up reserves and rainy-day funds, softening the impact of the economic slowdown.

HOW DO YOU SHIELD THE FUND FROM INDIVIDUAL CREDIT PROBLEMS?

         Although I use the credit ratings of three nationally recognized statistical rating organizations (Moody's Investors Service, Standard & Poor's Rating Services, and Fitch Ratings) for guidance, I make purchase decisions based on our independent credit analysis. USAA's team of seasoned municipal analysts carefully examine our credit exposures across a range of risks. As an added measure of protection, the Fund's assets are diversified across more than 250 individual municipal issuers. To minimize the impact of an unforseeable event, I rely on diversification - sharing in a large number of small, unrelated risks rather than a small number of large risks.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE PERIOD?

         With economic growth on hold, I slightly lengthened the Fund's weighted average maturity from 8.4 to 8.6 years.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

         When the recovery gains momentum, I expect longer-term rates to rise less than money market and short-term interest rates. So long as inflation remains under control, I plan to use intermediate-term rate increases to add to the Fund's tax-exempt income distributions.

         We appreciate your confidence in us and look forward to serving you in the future.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
To match the USAA Intermediate-Term Fund's
closing 30-day SEC yield of 3.35%,
and assuming marginal federal tax rates of:   27.00%   30.00%   35.00%  38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:           4.59%    4.79%    5.15%   5.46%

         This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

         SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

           PORTFOLIO RATINGS MIX
                 9/30/02

              [CHART]

AAA                         45%
AA                          20%
A                           14%
BB                           2%
BBB                         17%
Cash Equivalents             2%

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.5%, 0.3%, and 1.2%, respectively, of the Fund's investments and are included in the appropriate categories above.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-34.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (ETM)   Escrowed to final maturity.
         (PRE)   Prerefunded to a date prior to maturity.
         (LOC)   Enhanced by a bank letter of credit.
         (NBGA)  Enhanced by a nonbank guarantee agreement.
         (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Financial Group, Inc., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA, Inc., or Radian Asset Assurance, Inc.

13

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP     Certificate of Participation
         EDC     Economic Development Corp.
         GAN     Grant Anticipation Note
         GO      General Obligation
         IDA     Industrial Development Authority/Agency
         IDB     Industrial Development Board
         IDC     Industrial Development Corp.
         IDRB    Industrial Development Revenue Bond
         ISD     Independent School District
         MFH     Multifamily Housing
         MLO     Municipal Lease Obligation
         MTA     Metropolitan Transportation Authority
         PCRB    Pollution Control Revenue Bond
         RB      Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (89.1%)

               ALABAMA (0.5%)
 $  2,000      Baldwin County Health Care Auth.
                 Hospital RB, Series 1996                            6.75%            4/01/2015      $    2,053
    2,500      Montgomery BMC Special Care Facilities
                 Financing Auth. RB, Series 1998B (INS)              4.88            11/15/2018           2,576
    5,000      Prattville IDB PCRB, Series 1998                      5.15             9/01/2013           5,112
    2,000      Univ. of Alabama at Birmingham
                 Hospital RB, Series 2000A (INS)                     5.75             9/01/2020           2,219

               ALASKA (0.2%)
    5,440      Housing Finance Corp. Mortgage RB,
                 Series 1997A-1                                      5.50            12/01/2017           5,759

               ARIZONA (0.7%)
    4,500      Maricopa County Hospital RB, Series 1997              6.13             4/01/2018           4,673
   11,210      School Facilities Board RB, Series 2002               5.25             7/01/2017          12,471

               ARKANSAS (0.4%)
    2,945      Little Rock Capital Improvement RB,
                 Series 1998A                                        5.70             1/01/2018           3,045
    1,580      Mississippi County Hospital RB,
                 Series 1992B                                        6.85            11/01/2002           1,584
    4,860      St. Francis County Hospital RB,
                 Series 1985                                         6.50             2/01/2005           4,883

               CALIFORNIA (5.1%)
    7,100      Central Valley Financing Auth. Cogeneration
                 Project RB, Series 1993 (PRE)                       6.10             7/01/2013           7,495
   10,500      Contra Costa Transportation Auth. RB,
                 Series 1991A (ETM)(INS)(a)                          6.30             3/01/2003          10,442
    3,000      Department of Water Resources RB,
                 Series X (INS)                                      5.50            12/01/2016           3,575
               Foothill/Eastern Transportation
                 Corridor Agency RB,
   10,000        Series 1995A (ETM)(a)                               6.87             1/01/2010          10,822
   15,000        Series 1995A (PRE)(a)                               7.10             1/01/2011          16,499
    9,085        Series 1995A (PRE)(a)                               6.82             1/01/2013          10,012
               Modesto Irrigation District COP,
    3,320        Series 1999A (INS)(a)                               5.64             7/01/2017           1,649
    3,325        Series 1999A (INS)(a)                               5.69             7/01/2018           1,549

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON            FINAL               MARKET
   AMOUNT      SECURITY                                              RATE         MATURITY                VALUE
---------------------------------------------------------------------------------------------------------------
 $ 18,290      Pleasanton Joint Powers Financing
                Auth. RB, Series 1993A                               6.00%       9/02/2005           $   19,318
               Sacramento Cogeneration Auth. RB,
    1,800       Series 1995 (PRE)                                    6.38        7/01/2010                2,079
    1,500       Series 1995                                          6.38        7/01/2010                1,624
               San Joaquin Hills Transportation
                Corridor Agency Senior Lien RB,
    3,525       Series 1993 (ETM)                                    7.35        1/01/2005                3,994
    8,305       Series 1993 (ETM)                                    7.40        1/01/2006                9,822
    5,000       Series 1993 (ETM)                                    7.40        1/01/2007                6,114
   16,795       Series 1993 (ETM)                                    7.45        1/01/2008               21,103
    5,200      San Jose MFH RB, Series 1992A
                (Countrybrook) (NBGA)                                4.95        4/01/2012                5,690
    1,245      State Univ. Systemwide RB,
                 Series 2002A(INS)                                   5.50       11/01/2015                1,463

               COLORADO (0.9%)
    5,000      Adams County PCRB, Series 1999 (INS)                  5.10        1/01/2019                5,336
               Denver Health and Hospital Auth. Healthcare RB,
    1,000       Series 1998A                                         5.20       12/01/2012                1,032
      635       Series 1998A                                         5.25       12/01/2013                  651
    2,200       Series 1998A                                         5.38       12/01/2018                2,206
    1,000       Series 2001A                                         6.25       12/01/2016                1,093
               Health Facilities Auth. Hospital RB,
      500       Series 1993 (Rocky Mountain Adventist
                Healthcare) (PRE)                                    6.63        2/01/2013                  518
    9,000       Series 1993 (Rocky Mountain Adventist
                Healthcare)                                          6.63        2/01/2013                9,287
    2,500      Housing and Finance Auth. MFH RB,
                Series 1997C-3                                       5.65       10/01/2015                2,503

               CONNECTICUT (1.7%)
               Mashantucket (Western) Pequot Tribe RB,
    4,960       Series 1996A (PRE)(d)                                6.40        9/01/2011                5,924
   10,780       Series 1996A(d)                                      6.40        9/01/2011               11,799
    1,000       Series 1997B(d)                                      5.60        9/01/2009                1,089
    4,400       Series 1997B(d)                                      5.70        9/01/2012                4,736
   16,500       Series 1997B(d)                                      5.75        9/01/2018               17,186
    3,000      State GO, Series 2001D                                5.13       11/15/2015                3,340

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               DELAWARE (0.4%)
               Health Facilities Auth. RB, Nanticoke
                 Memorial Hospital Project,
 $  1,495        Series 2002A (INS)                                  4.80%            5/01/2017      $    1,531
    1,830        Series 2002A (INS)                                  4.90             5/01/2018           1,876
    1,000        Series 2002A (INS)                                  5.00             5/01/2019           1,029
    1,515        Series 2002A (INS)                                  5.05             5/01/2020           1,559
               Municipal Electric Corp. RB,
    1,010        Series 2001 (INS)                                   5.25             7/01/2013           1,140
    1,460        Series 2001 (INS)                                   5.25             7/01/2017           1,603
    1,580        Series 2001 (INS)                                   5.25             7/01/2018           1,723

               DISTRICT OF COLUMBIA (3.5%)
   30,000      Convention Center Auth. RB,
                 Series 1998 (INS)                                   5.00            10/01/2018          31,881
               GO,
    2,405        Series 1993A (ETM)                                  5.80             6/01/2004           2,572
   11,700        Series 1993A                                        5.80             6/01/2004          12,412
    1,230        Series 1993E (PRE)                                  5.75             6/01/2005           1,289
      450        Series 1993E (PRE)                                  5.75             6/01/2006             472
    3,870        Series 1994A-3                                      5.50             6/01/2006           4,242
        5        Series 2001E                                        5.75             6/01/2005               5
   10,545        Series 2001E (ETM)                                  5.75             6/01/2005          11,040
      810        Series 2001E                                        5.75             6/01/2006             848
   10,740        Series 2001E (ETM)                                  5.75             6/01/2006          11,245
    3,805      Hospital RB, Series 1992B (PRE)                       6.75             8/15/2007           3,995
               RB,
    4,560        Series 1999 (American Assoc. of Homes
                 and Services for the Aging, Inc.) (INS)             6.20             7/01/2019           5,005
    6,000        Series 1999A (National Academy of
                 Science) (INS)                                      5.00             1/01/2019           6,321

               FLORIDA (2.1%)
               Dade County RB,
    7,905        Series 1996B (INS)(a)                               6.00            10/01/2011           5,500
    8,610        Series 1996B (INS)(a)                               6.10            10/01/2012           5,589
    8,760        Series 1996B (PRE)(INS)(a)                          6.20            10/01/2013           5,664
    2,500      Jacksonville Electric RB, Series 2002D                4.40            10/01/2018           2,503
    4,100      Miami Beach Health Facilities Auth.
                 Hospital RB, Series 2001A                           6.13            11/15/2011           3,712

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  7,000      North Miami Educational Facilities RB,
                 Series 1994A (Johnson and Wales Univ.)              6.10%            4/01/2013      $    7,281
   11,450      Palm Beach County Health Facilities
                 Auth. RB, Series 2002 (INS)                         5.00            12/01/2021          11,706
   11,465      Volusia County School Board Sales Tax RB,
                 Series 2002 (INS)                                   4.50            10/01/2016          11,997

               GEORGIA (0.2%)
    5,000      Savannah Hospital Auth. Candler Health
                 Systems RB, Series 1998B (INS)                      5.00             7/01/2018           5,235

               HAWAII (0.3%)
    2,000      Honolulu City and County GO,
                 Series 1999C (INS)                                  5.00             7/01/2019           2,115
    5,000      Housing Finance and Development Corp. RB,
                 Series 1997B                                        5.45             7/01/2017           5,296

               IDAHO (0.1%)
    2,325      Health Facilities Auth. RB, Series 1998               5.25             5/01/2014           2,355

               ILLINOIS (7.2%)
    1,470      Bedford Park Tax Increment RB,
                 Series 1993 (ETM)                                   7.38            12/01/2004           1,648
               Channahon Tax Increment RB,
    2,550        Series 2000                                         6.25             1/01/2010           2,644
    6,040        Series 2000                                         6.88             1/01/2020           6,360
               Chicago School Board GO,
   29,925        Series 1999A (INS)(a)                               4.82            12/01/2013          19,291
   15,535        Series 1999A (INS)(a)                               5.13            12/01/2016           8,361
    2,000      Chicago Water Senior Lien RB,
                 Series 2001                                         5.00            11/01/2019           2,108
               Chicago-O'Hare International Airport RB,
   21,235        Series 1994A (INS)                                  6.20             1/01/2007          23,590
    2,170        Series 2001B (INS)                                  5.50             1/01/2014           2,479
    7,460      Cook County Forest Preserve District GO,
                 Series 1996 (INS)                                   5.80            11/01/2016           8,611
    7,650      Development Finance Auth. RB,
                 Series 1995                                         7.00             3/01/2007           7,947
               Health Facilities Auth. RB,
   10,000        Series 1998A(Hospital Sisters Services, Inc.)
                 (INS)                                               5.00             6/01/2018          10,373

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  6,700        Series 1992 (Mercy Hospital)                        7.00%            1/01/2007      $    2,453
    8,000        Series 1993B (Univ. of Chicago
                 Hospital) (INS)                                     5.75             8/15/2014           8,392
    3,150        Series 1996 (Mercy Hospital)                        6.00             1/01/2006           1,167
    7,815        Series 1996 (Mercy Hospital)                        6.38             1/01/2015           2,811
    5,000        Series 1996A (Riverside Medical Center)             6.00            11/15/2015           5,301
    1,000        Series 1998 (Centegra Health System)                5.25             9/01/2013           1,039
    2,000        Series 1998 (Centegra Health System)                5.25             9/01/2014           2,062
    2,500        Series 1998 (Centegra Health System)                5.25             9/01/2018           2,514
    4,250        Series 2000 (Riverside Medical Center)              6.80            11/15/2020           4,733
    3,000        Series 2001A (INS)                                  5.00             2/15/2020           3,103
    8,050      Lake County Community Unit School
                 District GO, Series 1999B (INS)(a)                  5.13            12/01/2016           4,333
               Metropolitan Pier and Exposition Auth. RB,
    2,500        Series 2002B 5.2/5.2%, 6/15/12 (INS)(f)             5.20             6/15/2017           1,678
    2,500        Series 2002B 5.3/5.3%, 6/15/12 (INS)(f)             5.30             6/15/2018           1,671
    4,000        Series 2002B 5.4/5.4%, 6/15/12 (INS)(f)             5.40             6/15/2019           2,654
               Northern Illinios Univ. Auxiliary
                 Facilities System RB,
    4,735        Series 2001 (INS)                                   4.88             4/01/2018           4,942
    6,865        Series 2001 (INS)                                   5.00             4/01/2019           7,217
    6,565        Series 2001 (INS)                                   5.00             4/01/2021           6,849
    4,400      State GO, Series 2002(g)                              4.75            10/01/2022           4,451
               Univ. of Illinois COP (Utility
                 Infrastructure),
    5,820        Series 1999 (INS)                                   5.25             8/15/2015           6,451
    4,000        Series 1999 (INS)                                   5.25             8/15/2016           4,434
    7,815        Series 2001A (INS)                                  5.00             8/15/2020           8,212
   14,070      Will County Forest Preserve District GO,
                 Series 1999B (INS)(a)                               5.40            12/01/2017           7,163

               INDIANA (2.0%)
    7,465      Bond Bank State Revolving Fund RB,
                 Series 2000A                                        5.50             8/01/2016           8,479
               Health Facility Financing Auth. RB,
    1,400        Series 1998 (Floyd Memorial Hospital)               5.25             2/15/2018           1,421
    5,000        Series 1999A (Hospital Sisters Services, Inc.)
                 (INS)                                               5.15            11/01/2019           5,229
    6,000      Indianapolis Economic Development RB,
                 Series 1996                                         6.05             1/15/2010           6,336
    9,435      Indianapolis Thermal Energy System RB,
                 Series 2001A (INS)                                  5.00            10/01/2020           9,979

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  1,150      St. Joseph County Economic Development RB,
                 Series 1997                                         5.45%            2/15/2017      $    1,160
    7,260      St. Joseph County Hospital Auth. RB,
                 Series 1999                                         5.75             2/15/2019           7,095
   11,000      Univ. of Southern Indiana RB,
                 Series 2001A (INS)                                  5.00            10/01/2018          11,641

               IOWA (0.7%)
    5,500      Finance Auth. RB, Series 1998A (INS)                  5.25             7/01/2015           5,930
    3,280      Higher Education Loan Auth. RB,
                 Series 1995 (INS)                                   6.13            10/01/2016           3,596
    7,950      Marion County Commercial Development RB,
                 Series 1999 (INS)                                   5.95             1/01/2014           8,722

               KANSAS (0.3%)
    9,000      Development Finance Auth. RB, Series 2001-II          4.80            11/01/2020           9,287

               LOUISIANA (2.5%)
               Local Government Environmental Facilities
                 and Community Development Auth. RB,
    2,150        Series 2002 (INS)                                   5.25            12/01/2015           2,421
    2,260        Series 2002 (INS)                                   5.25            12/01/2016           2,526
    2,355        Series 2002 (INS)                                   5.25            12/01/2017           2,613
    7,000      New Orleans GO RB, Series 2002 (INS)                  5.13             9/01/2021           7,454
    6,825      Office Facilities Corp. RB (MLO),
                 Series 2001 (INS)                                   5.38             5/01/2018           7,547
    5,175      Offshore Terminal Auth. RB, Series 1998               5.20            10/01/2018           5,394
               Orleans Levee District RB,
    6,550        Series 1986 (INS)                                   5.95            11/01/2014           7,481
    6,650        Series 1986 (INS)                                   5.95            11/01/2015           7,595
    7,015        Series A (INS)                                      5.95            11/01/2010           8,012
    9,000      Plaquemines Port, Harbor and Terminal
                 District RB, Series 1985C                           5.00             9/01/2007           9,441
    1,400      Public Facilities Auth. RB, Series 1997B              5.63             8/01/2017           1,491
    3,955      St. Tammany Parish Hospital Service
                 District No. 1 RB, Series 1998 (INS)                5.00             7/01/2018           4,012

               MAINE (1.7%)
   41,400      Bucksport Solid Waste Disposal RB,
                 Series 1985                                         6.25             5/01/2010          42,284
    2,000      Housing Auth. RB, Series 2001A                        5.35            11/15/2021           2,080

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               MARYLAND (0.9%)
               Community Development Administration RB,
 $ 15,145        1997 First Series                                   5.60%            4/01/2018      $   16,086
    7,000        Series 1996A                                        5.88             7/01/2016           7,522

               MASSACHUSETTS (0.9%)
    5,105      Federal Highway GAN, Series 2000A                     5.75             6/15/2015           5,920
    3,640      Housing Finance Agency RB, Series 1992C               6.35            11/15/2003           3,725
               State GO,
    4,500        Series 2002B (PRE)(INS)                             5.50             3/01/2018           5,298
    7,775        Series 2002D (INS)                                  5.38             8/01/2021           8,494

               MICHIGAN (1.4%)
    6,090      Cornell Township EDC RB, Series 2002                  5.88             5/01/2018           5,983
    8,000      Detroit Building Auth. RB (MLO),
                 Series 1996A (LOC)                                  6.15             2/01/2011           8,694
    4,000      Detroit Downtown Development Auth.
                 Bond, Series 1998C (INS)                            5.00             7/01/2018           4,209
    2,390      Higher Education Facilities Auth. RB,
                 Series 1998                                         5.35             6/01/2013           2,493
               Hospital Finance Auth. RB,
    5,000        Series 1995A (Genesys Health System) (PRE)          7.50            10/01/2007           5,929
      325        Series 1996 (Central Michigan Hospital)             5.90            10/01/2004             336
      100        Series 1996 (Central Michigan Hospital)             6.00            10/01/2005             105
      150        Series 1996 (Central Michigan Hospital)             6.10            10/01/2006             158
      160        Series 1996 (Central Michigan Hospital)             6.20            10/01/2007             170
    2,600        Series 1996 (Central Michigan Hospital)             6.25            10/01/2016           2,640
    5,460      Strategic Fund RB, Series 1997A (LOC)                 5.75             8/01/2019           5,850

               MINNESOTA (1.1%)
    2,325      Housing Finance Agency RB, Series 1997G               6.00             1/01/2018           2,533
    4,205      Maplewood Health Care Facility RB,
                 Series 1996                                         5.95            11/15/2006           3,980
               South St. Paul Hospital Facility RB,
    6,520        Series 1994                                         6.50            11/01/2004           6,429
    9,095        Series 1994                                         6.75            11/01/2009           8,525
               St. Paul Hospital RB,
    4,000        Series 1997A                                        5.70            11/01/2015           3,253
    1,500        Series 1997B                                        5.85            11/01/2017           1,206
    5,260      Washington County Hospital Facility RB,
                 Series 1998                                         5.38            11/15/2018           3,913

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               MISSISSIPPI (2.1%)
 $ 19,850      Hospital Equipment and Facilities Auth. RB,
                 Series 2000                                         6.35%           12/01/2015      $   20,890
   15,885      Lafayette County Hospital RB,
                 Series 1997                                         5.50             3/01/2009          17,444
    1,500      Lincoln County Hospital RB,
                 Series 1998B (INS)                                  5.50             4/01/2018           1,600
    2,095      Prentiss County Hospital RB, Series 1985              6.50             2/01/2005           2,105
   11,170      Union County Hospital RB, Series 1997                 5.50             3/01/2009          12,446

               MISSOURI (0.6%)
    1,500      Health and Educational Facilities Auth. RB,
                 Series 1997                                         5.75             2/01/2017           1,553
    5,000      Highways and Transportation Commission RB,
                 Series 2001A                                        5.00             2/01/2014           5,557
               St. Louis RB,
    4,000        Series 2000                                         6.00             1/01/2008           4,066
    4,460        Series 2000                                         6.13             1/01/2009           4,529

               MONTANA (0.1%)
    3,600      Health Facilities Auth. RB, Series 1996               6.38             6/01/2018           3,567

               NEBRASKA (0.6%)
    2,800      Cass County School District 001 GO,
                 Series 1998 (INS)                                   5.00            12/15/2014           2,897
               Investment Finance Auth. Hospital RB,
      620        Series 1997 (INS)                                   5.30            11/15/2012             666
    2,000        Series 1997 (INS)                                   5.45            11/15/2017           2,121
               Platte County Hospital Auth. No. 1
                 Hospital RB,
      500        Series 2000 (INS)                                   5.50             5/01/2010             562
      500        Series 2000 (INS)                                   5.55             5/01/2011             564
      500        Series 2000 (INS)                                   5.65             5/01/2012             563
      500        Series 2000 (INS)                                   5.75             5/01/2013             565
      500        Series 2000 (INS)                                   5.90             5/01/2015             564
    3,500        Series 2000 (INS)                                   6.05             5/01/2020           3,940
    4,000      Scotts Bluff County Hospital Auth. RB,
                 Series 1998                                         5.13            11/15/2019           4,075

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               NEVADA (1.1%)
 $  5,000      Clark County Airport System Subordinate
                 Lien RB, Series 2001B (INS)                         5.25%            7/01/2019      $    5,345
    1,000      Clark County Flood Control GO,
                 Series 1998 (INS)                                   4.50            11/01/2016           1,028
   16,640      Clark County School District GO,
                 Series 1991B (INS)(a)                               6.24             3/01/2004          16,220
    6,040      Department of Business and Industry RB,
                 Series 2000 (Las Vegas Monorail) (INS)(a)           5.76             1/01/2017           3,190
    2,000      Reno Hospital RB, Series 1998 (INS)                   5.00             5/15/2018           2,078

               NEW HAMPSHIRE (0.5%)
    5,000      Business Finance Auth. PCRB,
                 Series 1992A                                        5.85            12/01/2022           5,159
               Higher Educational and Health
                 Facilities Auth. RB,
    3,000        Series 1997 (Kendal at Hanover) (LOC)               5.80            10/01/2012           3,007
    5,055        Series 1997 (Kendal at Hanover) (LOC)               5.90            10/01/2018           5,060

               NEW JERSEY (2.1%)
    6,150      Camden County Improvement Auth. RB,
                 Series 1997                                         5.88             2/15/2015           5,160
               Economic Development Auth. RB,
   15,000        Series 1994A (INS)                                  5.88             7/01/2011          16,423
    2,000        Series 1997A                                        5.75            12/01/2016           2,019
   31,260      Turnpike Auth. RB, Series 1991A                       6.50             1/01/2003          31,647

               NEW MEXICO (0.2%)
    5,350      Chaves County Hospital RB,
                 Series 1992 (PRE)                                   7.25            12/01/2010           5,507

               NEW YORK (18.1%)
   12,560      Dormitory Auth. RB, Series 1998G
                 (Northern General Hospital)                         5.30             2/15/2019          13,239
    6,000      Dormitory Auth. RB, Bronx-Lebanon
                 Hospital Center, Series 1998E                       5.20             2/15/2015           6,412
               Dormitory Auth. RB, Brookdale Hospital,
    5,000        Series 1998J                                        5.20             2/15/2015           5,343
    4,000        Series 1998J                                        5.20             2/15/2016           4,250
    4,760        Series 1998J                                        5.30             2/15/2017           5,061

23

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  9,300      Dormitory Auth. RB, Court Facilities
                 (MLO)Series 1993A                                   5.63%            5/15/2013      $    9,644
    4,065      Dormitory Auth. RB, Lutheran Center at
                 Poughkeepsie, Series 1997 (LOC)                     6.00             7/01/2014           4,502
               Dormitory Auth. RB, Mental Health,
    2,055        Series 1997A                                        5.75             2/15/2010           2,280
    2,000        Series 1997A                                        5.75             2/15/2011           2,210
    2,000        Series 1997A                                        5.75             2/15/2012           2,272
    2,460        Series 1997B                                        5.75             2/15/2010           2,729
    4,050        Series 1997B                                        5.75             2/15/2012           4,494
       30        Series 1997B (PRE)                                  5.50             8/15/2017              35
    4,645        Series 1997B                                        5.50             8/15/2017           4,956
               Dormitory Auth. RB, New York City Univ.,
    5,000        1996 Series 2                                       6.00             7/01/2009           5,594
    1,760        1996 Series 2                                       6.00             7/01/2010           1,957
    5,500        Series 1993A                                        5.75             7/01/2013           6,466
               Dormitory Auth. RB, State Univ.,
    2,725        Series 1994B                                        5.90             5/15/2006           2,973
    2,500        Series 1994B (PRE)                                  6.00             5/15/2007           2,731
    1,000        Series 1995A                                        5.88             5/15/2007           1,127
    3,500        Series 1995A (PRE)                                  6.00             5/15/2009           3,958
    2,250        Series 1995A (PRE)                                  6.00             5/15/2010           2,544
    2,175        Series 1995A (PRE)                                  6.00             5/15/2011           2,460
   14,120        Series 1996 (PRE)                                   5.75             5/15/2013          16,244
    7,000        Series 1996 (PRE)                                   5.75             5/15/2016           8,053
               East Rochester Housing Auth. RB,
    4,380        Jewish Home Project (NBGA)                          4.05             2/15/2012           4,576
    2,000        Jewish Home Project (NBGA)                          4.63             2/15/2017           2,082
    1,415      Environmental Facilities Corp. PCRB,
                 Series 1991E                                        6.40             6/15/2003           1,435
               Housing Finance Agency Service Contract
                 Obligation RB,
    1,450        Series 1995A (PRE)                                  6.25             9/15/2010           1,696
      825        Series 1995A                                        6.25             9/15/2010             935
      885        Series 1996A (PRE)                                  6.00             9/15/2016           1,040
    3,535        Series 1996A                                        6.00             9/15/2016           3,857
   75,745      Housing New York Corp. RB, Series 1993                5.00            11/01/2018          77,645
               Medical Care Facilities Finance Agency RB,
    5,000        Series 1994A (PRE)                                  6.40             2/15/2007           5,650
    5,000        Series 1994A (PRE)                                  6.50             2/15/2008           5,662

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $ 10,000        Series 1994A                                        6.13%            8/15/2013      $   10,772
    7,445        Series 1995A (Adult Day Care)                       6.00            11/15/2010           8,414
    2,675        Series 1995A (Brookdale Hospital) (ETM)             6.70             2/15/2005           2,990
    2,750        Series 1995A (Brookdale Hospital) (PRE)             6.70             8/15/2005           3,127
    2,860        Series 1995A (Brookdale Hospital) (PRE)             6.75             2/15/2006           3,255
    2,940        Series 1995A (Brookdale Hospital) (PRE)             6.75             8/15/2006           3,346
    3,045        Series 1995A (Brookdale Hospital) (PRE)             6.80             2/15/2007           3,469
    3,130        Series 1995A (Brookdale Hospital) (PRE)             6.80             8/15/2007           3,566
    5,700        Series 1995A (Brookdale Hospital) (PRE)             6.80             8/15/2012           6,494
   22,230      MTA Service Contract RB, Series 1993P                 5.75             7/01/2015          23,271
   10,000      MTA Transportation RB, Series 2002A (INS)             5.50            11/15/2014          11,956
    8,950      Nassau County Interim Finance Auth.
                 Bonds, Series 2000A (INS)                           4.75            11/15/2010           9,431
    3,235      New York City 34th St. Partnership RB,
                 Series 1993                                         5.50             1/01/2014           3,321
               New York City GO,
   17,000        Series 1993B (PRE)                                  6.75            10/01/2004          17,258
   15,000        Series 1995A                                        6.25             8/01/2008          16,410
   10,000        Series 1996G                                        5.75             2/01/2010          10,801
    5,000        Series 1997I                                        6.00             4/15/2012           5,572
    5,000        Series 2002G                                        5.63             8/01/2015           5,605
   10,000        Series 2002G                                        5.75             8/01/2016          11,225
               New York City Municipal Water Finance
                 Auth. RB,
    5,000        Series 1998A                                        5.25             6/15/2018           5,288
   10,000        Series A                                            5.38             6/15/2017          11,152
               Thruway Auth. RB,
    7,500        Series 1995 (PRE)                                   6.00             4/01/2009           8,442
    2,150        Series 1995 (PRE)                                   6.10             4/01/2010           2,425
    9,615        Series 2002A (INS)                                  5.25             4/01/2015          10,755
    4,500        Series 2002A (INS)                                  5.25             4/01/2016           4,991
               Urban Development Corp. RB,
   20,955        Series 1993                                         5.75             1/01/2013          21,575
   21,700        Series 1993                                         5.50             1/01/2015          22,263

               NORTH CAROLINA (0.4%)
    6,000      Municipal Power Agency RB, Series 1992                6.00             1/01/2004           6,173
    4,000      Wake County Industrial Facilities PCRB,
                 Series 2002                                         5.38             2/01/2017           4,286

25

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               OHIO (0.6%)
  $ 4,000      Franklin County Development RB,
                 Series 1999                                         5.80%           10/01/2014         $ 4,421
    2,650      Franklin County Health Care Facilities RB,
                 Series 1997                                         5.50             7/01/2017           2,473
    3,465      Housing Finance Agency Residential
                 Mortgage RB, Series 2001D (NBGA)                    5.10             9/01/2017           3,717
    4,000      IDA RB, Series 1992                                   5.75            12/01/2002           4,023

               OKLAHOMA (0.4%)
               Holdenville Industrial Auth. RB,
    1,650        Series 1995 (PRE)                                   6.60             7/01/2010           1,949
    3,250        Series 1995 (PRE)                                   6.70             7/01/2015           3,850
               Valley View Hospital Auth. RB,
    2,495        Series 1996                                         5.75             8/15/2006           2,650
    2,695        Series 1996                                         6.00             8/15/2014           2,726

               PENNSYLVANIA (3.1%)
   30,660        Finance Auth. RB, Series 1993                       6.60            11/01/2009          32,676
    5,500      Higher Educational Facility Auth. RB,
                 Series 1999A (INS)                                  5.25             8/01/2014           6,010
   10,000      Montgomery County IDA RB, Series 1996B                5.63            11/15/2012          10,662
   11,020      Philadelphia IDA RB, Series 1998A (LOC)               5.15             3/01/2019          11,413
               Philadelphia Water and Wastewater RB,
    1,700        Series 1993 (PRE)                                   5.65             6/15/2012           1,782
    8,850        Series 1993 (INS)                                   5.65             6/15/2012           9,155
    9,440      State GO, Series 1992-2(a)                            6.11             7/01/2004           9,148

               PUERTO RICO (3.6%)
               Commonwealth GO,
    6,000        Series 2003A (INS)                                  5.50             7/01/2017           7,125
    6,000        Series 2003A (INS)                                  5.50             7/01/2018           7,110
               Electric Power Auth. RB,
   12,000        Series 2002KK (INS)                                 5.50             7/01/2016          14,290
    5,000        Series S                                            7.00             7/01/2006           5,835
    4,420        Series X                                            5.80             7/01/2009           4,920
    4,500        Series X                                            5.90             7/01/2010           5,022
    4,000        Series X (PRE)                                      6.00             7/01/2011           4,480
    4,220        Series Z                                            5.50             7/01/2012           4,694
   22,200      Housing Bank and Finance Agency RB                    7.50            12/01/2006          25,130

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               Public Improvement GO,
  $ 7,500        Series 1994                                         6.10%            7/01/2006         $ 8,207
    7,825        Series 1994                                         6.20             7/01/2007           8,577

               RHODE ISLAND (1.0%)
               Health and Educational Building Corp. RB,
    3,385        Series 1996 (INS)                                   5.50             5/15/2012           3,700
    7,600        Series 1996 (INS)                                   5.50             5/15/2016           8,228
    4,345        Series 1999A (LOC)                                  5.88            11/15/2014           4,786
               Housing and Mortgage Finance Corp. Bond,
    1,220        Series 25A                                          5.60            10/01/2017           1,296
    2,115        Series 37-A                                         5.13             4/01/2017           2,224
    4,575      Housing and Mortgage Finance Corp.
               MFH RB, Series 1995A (INS)                            5.70             7/01/2007           4,892

               SOUTH CAROLINA (0.5%)
               Georgetown County Environmental
                 Improvement RB,
    4,250        Series 2000A                                        5.95             3/15/2014           4,578
    5,000        Series 2002A                                        5.70             4/01/2014           5,348
    3,000      Marion County Hospital District RB (INS)              5.50            11/01/2015           3,228

               SOUTH DAKOTA (0.4%)
               Housing Development Auth. Bond,
    4,000        Series 2001D                                        5.25             5/01/2017           4,223
    6,500        Series 2002A (INS)                                  5.15            11/01/2020           6,752

               TENNESSEE (0.6%)
    3,000      Knox County Health, Educational, and
                 Housing Facilities RB, Series 1996 (INS)            5.50             4/15/2011           3,270
               Nashville and Davidson County Health
                 and Educational Facilities RB,
    4,000        Series 1998 (INS)                                   5.10             8/01/2016           4,164
    1,000        Series 1998 (INS)                                   5.10             8/01/2019           1,026
               Shelby County Hospital RB,
    2,000        Series 2002 (Methodist Healthcare)                  6.00             9/01/2016           2,139
    2,500        Series 2002 (Methodist Healthcare)                  6.25             9/01/2018           2,688
    3,500      Springfield Health and Educational
                 Facilities Hospital RB, Series 1998                 5.25             8/01/2018           3,306

27

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               TEXAS (12.4%)
               Affordable Housing Corp. MFH RB,
  $ 2,000        Series 2002A (American Housing
                 Foundation) (INS)                                   4.85%            9/01/2012         $ 2,148
    1,000        Series 2002A (South Texas Property
                 Corp.) (INS)                                        4.85             9/01/2012           1,074
    1,960      Alamo Community College District RB,
                 Series 2001 (INS)                                   5.00            11/01/2020           2,057
    5,410      Austin Higher Education Auth. RB,
                 Series 1998                                         5.13             8/01/2016           5,509
    5,610      Austin Utility Systems Subordinate Lien RB,
                 Series 1998A (INS)(a)                               5.15             5/15/2017           2,914
               Bastrop ISD GO,
    1,855        Series 1997 (NBGA)(a)                               5.55             2/15/2014           1,165
    3,030        Series 1997 (NBGA)(a)                               5.55             2/15/2015           1,794
    3,055        Series 1997 (NBGA)(a)                               5.60             2/15/2016           1,703
    3,155        Series 1997 (NBGA)(a)                               5.60             2/15/2017           1,657
   12,000      Bexar County Health Facilities
                 Development Corp. RB,
                 Series 1993 (ETM)(INS)                              5.88            11/15/2010          13,204
   32,925      Brazos River Auth. RB, Series 1999A                   5.38             4/01/2019          27,766
    5,365      Cass County IDC PCRB, Series 1997B                    5.35             4/01/2012           5,607
   10,120      Clint ISD Public Facility Corp. RB,
                 Series 1999 (ETM)                                   7.00             5/01/2019          12,260
               Dallas Area Rapid Transit Senior Lien RB,
   10,410        Series 2001 (INS)                                   5.00            12/01/2018          11,058
   10,515        Series 2001 (INS)                                   5.00            12/01/2019          11,088
               Edgewood ISD GO,
    1,450        Series 2001 (NBGA)                                  4.90             8/15/2018           1,518
    1,520        Series 2001 (NBGA)                                  4.88             8/15/2019           1,575
    1,595        Series 2001 (NBGA)                                  5.00             8/15/2020           1,672
    1,675        Series 2001 (NBGA)                                  5.00             8/15/2021           1,748
               Fort Worth Higher Education Finance
                 Corp. RB,
      515        Series 1997A                                        5.50            10/01/2006             551
      545        Series 1997A                                        5.50            10/01/2007             584
      575        Series 1997A                                        5.63            10/01/2008             612
    2,670        Series 1997A                                        6.00            10/01/2012           2,819
    6,580      Fort Worth ISD Bonds, Series 2001 (NBGA)              5.00             2/15/2018           6,950

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
  $15,400      Gulf Coast Waste Disposal Auth. PCRB,
                 Series 1992                                         6.13%           11/01/2004         $16,390
    6,200      Gulf Coast Waste Disposal Auth. RB,
                 Series 1994                                         5.70             5/01/2006           6,769
    2,070      Harrison County Health Facilities
                 Development Corp. RB, Series 1998 (INS)             5.50             1/01/2018           2,158
               Houston ISD Public Facility Corp. RB (MLO),
    3,635        Series 1998A (INS)(a)                               5.35             9/15/2015           2,100
    2,635        Series 1998A (INS)(a)                               5.38             9/15/2016           1,431
    3,885        Series 1998A (INS)(a)                               5.40             9/15/2017           1,988
    4,955        Series 1998B (INS)(a)                               5.35             9/15/2015           2,862
    6,955        Series 1998B (INS)(a)                               5.38             9/15/2016           3,778
    4,825      Houston Water and Sewer Systems RB,
                 Series 1992B                                        6.00            12/01/2004           4,954
    5,000      Jefferson County Health Facilities RB,
                 Series 2001 (INS)                                   5.20             8/15/2021           5,227
               Laredo ISD Public Limited GO,
      410        Series 1998A                                        5.06             2/01/2003             414
      435        Series 1998A                                        5.06             2/01/2004             450
      460        Series 1998A                                        5.06             2/01/2005             482
      480        Series 1998A                                        5.06             2/01/2006             504
      505        Series 1998A                                        5.06             2/01/2007             531
      530        Series 1998A                                        5.06             2/01/2008             556
    3,830      Lewisville RB, Series 1998 (INS)                      5.38             9/01/2015           4,104
   11,700      Lower Colorado River Auth. RB,
                 Series 2001 (ETM)(a)                                6.45             1/01/2003          11,657
    3,975      Marlin ISD Public Facility Corp. RB (MLO),
                 Series 1998(c)                                      5.85             2/15/2018           4,154
               Municipal Power Agency Subordinate Lien RB,
    7,000        Series 2001A (INS)                                  4.75             9/01/2012           7,313
    3,670        Series 2001A (INS)                                  5.00             9/01/2013           3,858
               Northside ISD GO,
    5,300        Series 2001 (NBGA)                                  5.00             2/15/2017           5,637
    5,420        Series 2001 (NBGA)                                  5.00             2/15/2018           5,725
   17,475      Plano ISD GO, Series 2001 (NBGA)                      5.00             2/15/2019          18,333
   19,050      Port of Corpus Christi IDC PCRB,
                 Series 1997B                                        5.40             4/01/2018          18,775
   11,790      Public Finance Auth. Building RB,
                 Series 1990 (INS)(a)                                6.06             2/01/2004          11,511

29

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               San Antonio Electric and Gas System RB,
 $ 10,000        Series 1991B (ETM)(INS)(a)                          6.38%            2/01/2004         $ 9,765
   10,000        Series 2002                                         5.38             2/01/2019          10,936
   18,370        Series A                                            5.00             2/01/2018          19,473
    4,000      Trinity River IDA RB                                  7.25             2/01/2004           4,255
               Tyler Health Facilities Development
                 Corp. Hospital RB,
    4,655        Series 1993B                                        6.63            11/01/2011           4,688
    1,000        Series 1997A                                        5.63             7/01/2013           1,000
               Univ. of Texas RB,
    4,500        Series 2001B                                        5.38             8/15/2017           4,974
    7,000        Series 2002B (NBGA)                                 5.25             7/01/2018           7,628
               Wylie ISD,
    1,385        Series 2001 (NBGA)(a)                               5.00             8/15/2014             852
    1,690        Series 2001 (NBGA)(a)                               5.10             8/15/2015             980

               UTAH (2.1%)
      310      Housing Finance Agency RB, Series 1985B               5.30             7/01/2007             311
               Intermountain Power Agency RB,
    5,115        Series 1987A (ETM)(INS)                             5.00             7/01/2012           5,195
   10,395        Series 1988B (ETM)(INS)(a)                          6.48             7/01/2003          10,274
    6,035        Series 1988B (INS)(a)                               6.48             7/01/2003           5,962
   13,855        Series 1988B (ETM)(INS)(a)                          6.18             7/01/2004          13,431
    8,040        Series 1988B (INS)(a)                               6.18             7/01/2004           7,790
    4,000        Series 1997B (INS)                                  5.75             7/01/2019           4,503
    7,000      Juab County PCRB, Series 1991(b)                      6.00             8/01/2011           7,006

               VERMONT (0.1%)
    3,000      Educational and Health Buildings
                 Financing Agency RB, Series 1998                    5.50             7/01/2018           3,046

               VIRGINIA (0.8%)
    5,000      Isle of Wight County IDA PCRB,
                 Series 1994                                         5.80             5/01/2004           5,011
               Public School Auth. Financing Bonds,
    5,000        Residual Series 541(d,e)                            8.26             8/01/2019           5,666
    5,510        Series 2000B                                        5.00             8/01/2017           5,939
    5,000      Richmond Convention Center Auth. RB,
                 Series 2000                                         6.13             6/15/2020           5,716

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               WASHINGTON (1.1%)
               Health Care Facilities Auth. RB,
 $  3,255        Series 1997A (INS)                                  5.13%            8/15/2017       $   3,418
    2,500        Series 1998 (INS)                                   5.25             8/15/2017           2,629
    2,500        Series 1998 (INS)                                   5.30             8/15/2018           2,624
    6,185      Higher Education Facilities Auth. RB                  5.20            10/01/2017           6,498
    2,000      Housing Finance Commission RB,
                 Series 1999 (INS)                                   5.88             7/01/2019           2,182
               King County GO,
      500        Series 1993A (PRE)                                  5.90            12/01/2007             525
    1,965        Series 1993A (PRE)                                  5.90            12/01/2007           2,065
    2,755        Series 1993A                                        5.90            12/01/2007           2,893
    5,000      King County Housing Auth. RB,
                 Series 1998A (INS)                                  5.20             7/01/2018           5,039

               WEST VIRGINIA (0.7%)
   16,940      School Building Auth. RB, Series 1994                 6.25             7/01/2004          18,102

               WISCONSIN (1.1%)
               Health and Educational Facilities Auth. RB,
   11,500        Series 1993 (Aurora Health Care) (INS)              5.25             8/15/2012          11,873
    4,130        Series 1995A (Waukesha Memorial
                 Hospital) (INS)                                     5.25             8/15/2012           4,428
    5,000        Series 1998A (Wausau Hospital) (INS)                5.13             8/15/2020           5,197
    5,540      Housing and Economic Development Auth. RB,
                 Series 2002G                                        4.85             9/01/2017           5,742
    1,345      Kaukauna Area School District GO,
                 Series 2001 (INS)                                   4.85             3/01/2017           1,416
                                                                                                      ---------
               Total fixed-rate instruments (cost: $2,183,186)                                        2,328,266
                                                                                                      ---------

               PUT BONDS (8.9%)

               CALIFORNIA (0.6%)
               Statewide Communities Development Auth. RB,
    7,500        Series 1998A(d)                                     5.25             5/15/2025           7,960
    7,000        Series 2002E                                        4.70            11/01/2036           7,431

31

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA (0.7%)
 $ 15,000      MedStar Health, Inc. RB, Series 2001A                 6.40%            8/15/2031       $  15,493
    3,500      MedStar Univ. Hospital RB, Series 2001C               6.80             8/15/2031           3,741

               FLORIDA (0.4%)
               Housing Finance Agency MFH RB,
    4,070        Series 1996R-1 (Windwood Oaks I) (INS)              5.65            12/01/2026           4,396
    4,430        Series 1996S-1 (Windwood Oaks II) (INS)             5.65            12/01/2026           4,785

               GEORGIA (0.4%)
    9,200      De Kalb County Housing Auth. MFH RB,
                 Series 2001 (Stonebridge Apts.)                     4.70            10/01/2031           9,844

               ILLINOIS (0.9%)
               Educational Facilities Auth. RB, Field Museum,
    7,500        Series 2002                                         4.75            11/01/2036           7,639
    1,900        Series 2002                                         3.90            11/01/2036           1,925
   14,295      Hoffman Estates MFH RB, Series 1996                   5.75             6/01/2021          14,863

               IOWA (0.3%)
    6,000      Finance Auth. Economic Development RB,
                 Series 2000A (NBGA)                                 5.65             4/01/2033           6,539

               LOUISIANA (0.2%)
    4,360      Shreveport Home Mortgage Auth. RB,
                 Series 1995A (INS)                                  6.40             9/01/2025           4,547

               MICHIGAN (0.9%)
   15,000      Monroe County EDC RB,
                 Series 1992CC (INS)                                 4.65            10/01/2024          16,225
    5,500      Strategic Fund PCRB, Series 1995CC
                 (Detroit Edison Co.) (INS)                          4.85             9/01/2030           6,007

               MONTANA (0.2%)
    5,000      Forsyth PCRB, Series 1999A (Avista
                 Corp. Colstrip Project) (INS)                       5.00            10/01/2032           5,521

               NEW MEXICO (0.4%)
               Bernalillo County MFH RB,
    7,700        Series 1994A (Sun Village Apts.) (INS)              6.50            10/01/2019           7,867
    3,320        Series 1995 (Sunchase Apts.) (INS)                  5.80            11/01/2025           3,395

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               NEW YORK (0.3%)
 $  8,500      Hempstead Town IDA RB, (American
                 Ref-Fuel Co.) Series 2001                           5.00%           12/01/2019       $   8,795

               OHIO (0.2%)
    5,500      Montgomery County IDA RB,
                 Series 1992 (LOC)                                   6.50             2/01/2007           5,741

               PENNSYLVANIA (1.0%)
   16,300      Allegheny County IDA RB, Series 1998                  4.75            12/01/2032          16,308
               Philadelphia IDA RB,
    6,500        Series 1997A                                        6.50            10/01/2027           6,505
    4,000        Series 1997B                                        6.50            10/01/2027           4,024

               TENNESSEE (0.1%)
    2,100      Knox County Health, Educational, and
                 Housing Facilities MFH RB, Series 2001
                 (Eastowne Village) (NBGA)                           4.90             6/01/2031           2,267

               TEXAS (0.4%)
    3,510      Beaumont MFH Finance Corp. RB,
                 Series 2001 (NGBA)                                  4.70            12/15/2031           3,772
    2,500      Gregg County Housing Finance Corp. RB,
                 Series 1995A (INS)                                  6.40             9/01/2025           2,623
    3,955      Montgomery County Housing Finance Corp.
                 MFH RB, Series 2001 (Bellshire Apts.) (NBGA)        4.85             6/01/2031           4,242

               UTAH (0.7%)
               Salt Lake County MFH RB,
   10,240        Series 1995A-1 (INS)                                5.70            10/01/2025          10,773
    6,500        Series 1995B-1 (INS)                                5.70            10/01/2025           6,839

               VIRGINIA (0.3%)
    7,500      Henrico County Economic Development
                 Auth. RB, Series 2000                               5.75            11/15/2030           7,982

33

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               WASHINGTON (0.5%)
               Chelan County Public Utility District #1 RB,
 $  5,650        Series 1993E                                        5.70%            7/01/2068      $    6,180
    6,845        Series 1993E                                        5.70             7/01/2068           7,488

               WISCONSIN (0.4%)
    9,000      Madison IDRB, Series 2002B                            4.88            10/01/2027           9,751
                                                                                                     ----------
               Total put bonds (cost: $219,336)                                                         231,468
                                                                                                     ----------

               VARIABLE-RATE DEMAND NOTES (1.7%)

               GEORGIA (0.1%)
    2,200      Burke County IDA PCRB, Series 1994                    2.10             7/01/2024           2,200

               IDAHO (0.5%)
    7,500      American Falls Reservoir District RB,
                 Series 2000                                         3.15             2/01/2025           7,500
    4,710      Health Facilities Auth. RB,
                 Series 1995 (LOC)                                   2.10             5/01/2022           4,710

               MINNESOTA (0.6%)
    1,635      Cohasset RB, Series 1997A (LOC)                       2.10             6/01/2020           1,635
   11,160      Higher Education Facilities Auth. RB,
                 Series Five-N2 (LOC)                                1.65            10/01/2032          11,160
    3,600      Minneapolis MFH RB, Series 1995 (Wilson
                 Park Towers) (NBGA)                                 2.20            12/01/2030           3,600

               MISSOURI (0.0%)(H)
    1,180      State Health and Educational Facilities Auth. RB,
                 Series 1996A (LOC)                                  2.10             6/01/2026           1,180

               WISCONSIN (0.0%)(H)
    1,200      Health and Educational Facilities Auth. RB,
                 Series 1997 (LOC)                                   2.15            11/01/2017           1,200

               WYOMING (0.5%)
   12,485      Converse County PCRB, Series 1992                     2.90             7/01/2006          12,485
                                                                                                     ----------
               Total variable-rate demand notes (cost: $45,670)                                          45,670
                                                                                                     ----------
               TOTAL INVESTMENTS (COST: $2,448,192)                                                  $2,605,404
                                                                                                     ==========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
-------------------------------------

Hospital                        14.9%
Escrowed/Prerefunded Bonds      13.1
General Obligation              10.5
Multifamily Housing              6.4
Electric/Gas Utility             5.4
Education                        5.0
Special Assessment/Tax/Fee       4.7
Appropriated Debt                4.4
Buildings                        4.2
Electric Utilities               3.9
Paper Products                   3.0
Nursing/CCRC                     2.8
Toll Roads                       2.4
Water/Sewer Utility              2.2
Sales Tax                        2.0
Single-Family Housing            2.0
Real Estate Tax/Fee              1.8
Airport/Port                     1.7
Health Miscellaneous             1.6
Casinos & Gaming                 1.3
Municipal Finance                1.3
Other                            5.1
                                ----
Total                           99.7%
                                ====

PORTFOLIO SUMMARY BY STATE
--------------------------------------------------------------------------------

Alabama                  0.5%
Alaska                   0.2
Arizona                  0.7
Arkansas                 0.4
California               5.7
Colorado                 0.9
Connecticut              1.7
Delaware                 0.4
District of Columbia     4.2
Florida                  2.4
Georgia                  0.7
Hawaii                   0.3
Idaho                    0.6
Illinois                 8.1
Indiana                  2.0
Iowa                     0.9
Kansas                   0.3
Louisiana                2.7
Maine                    1.7
Maryland                 0.9
Massachusetts            0.9
Michigan                 2.2
Minnesota                1.8
Mississippi              2.1
Missouri                 0.6
Montana                  0.3
Nebraska                 0.6
Nevada                   1.1
New Hampshire            0.5
New Jersey               2.1
New Mexico               0.6
New York                18.4
North Carolina           0.4
Ohio                     0.8
Oklahoma                 0.4
Pennsylvania             4.1
Puerto Rico              3.6
Rhode Island             1.0
South Carolina           0.5
South Dakota             0.4
Tennessee                0.7
Texas                   12.9
Utah                     2.8
Vermont                  0.1
Virginia                 1.2
Washington               1.6
West Virginia            0.7
Wisconsin                1.5
Wyoming                  0.5
                        ----
Total                   99.7%
                        ====

35

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2002, these securities represented 8.8% of the Fund's net assets.

         (b) Adjustable-rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

         (c) Illiquid securities valued using methods determined by a pricing service approved by the Company's Board of Directors. At September 30, 2002, these securities represented 0.2% of the Fund's net assets.

         (d) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such are generally deemed by the Manager to be liquid under guidelines approved by the Company's Board of Directors. At September 30, 2002, these securities represented 2.1% of the Fund's net assets.

         (e) Inverse floating-rate security. Coupon varies inversely with changes in short-term tax-exempt interest rates; thus, this security is considered a leveraged investment in an underlying municipal bond. Risks with inverse floaters are (1) if short-term interest rates rise (fall), inverse floaters produce less (more) current income, and (2) if long-term interest rates rise (fall), the value of inverse

                                                                              36
N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS
          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

              floaters will fall (rise) more than the value of the underlying bond. At September 30, 2002, inverse floaters represented 0.2% of the Fund's net assets.

         (f) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the date specified in the security description. At the end of this reporting period, the security is in zero-coupon form. Interest rates presented in the security description represent the zero-coupon effective yield at the date of purchase, followed by the coupon rate paid after the conversion. The rate presented in the coupon rate column represents the zero-coupon effective yield.

         (g) At September 30, 2002, the cost of securities purchased on a when-issued basis was $4,401,000.

         (h)  Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

37

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of
     $2,448,192)                                                    $2,605,404
   Cash                                                                  1,238
   Receivables:
      Capital shares sold                                                  661
      Interest                                                          36,908
      Securities sold                                                    2,335
                                                                    ----------
         Total assets                                                2,646,546
                                                                    ----------

LIABILITIES

   Securities purchased (when-issued of $4,401)                         28,818
   Capital shares redeemed                                                 668
   USAA Investment Management Company                                      516
   USAA Transfer Agency Company                                             82
   Accounts payable and accrued expenses                                   131
   Dividends on capital shares                                           2,536
                                                                    ----------
         Total liabilities                                              32,751
                                                                    ----------
            Net assets applicable to capital shares outstanding     $2,613,795
                                                                    ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                  $2,465,565
   Accumulated net realized loss on investments                         (8,982)
   Net unrealized appreciation of investments                          157,212
                                                                    ----------
         Net assets applicable to capital shares outstanding        $2,613,795
                                                                    ==========
   Capital shares outstanding                                          194,246
                                                                    ==========
   Authorized shares of $.01 par value                                 302,000
                                                                    ==========
   Net asset value, redemption price, and offering price per
     share                                                          $    13.46
                                                                    ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA INTERMEDIATE-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

   Interest income                                                    $ 68,303
                                                                      --------
   Expenses:
      Management fees                                                    3,370
      Administrative and servicing fees                                  1,893
      Transfer agent's fees                                                484
      Custodian's fees                                                     198
      Postage                                                               72
      Shareholder reporting fees                                            79
      Directors' fees                                                        2
      Registration fees                                                     35
      Professional fees                                                     41
      Other                                                                 37
                                                                      --------
         Total expenses                                                  6,211
      Expenses paid indirectly                                              (8)
                                                                      --------
         Net expenses                                                    6,203
                                                                      --------
            Net investment income                                       62,100
                                                                      --------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

   Net realized gain                                                     1,352
   Change in net unrealized appreciation/depreciation                   99,339
                                                                      --------
            Net realized and unrealized gain                           100,691
                                                                      --------
   Increase in net assets resulting from operations                   $162,791
                                                                      ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

39

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA INTERMEDIATE-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                      9/30/2002      3/31/2002
                                                     -------------------------
FROM OPERATIONS

   Net investment income                             $   62,100     $  121,576
   Net realized gain on investments                       1,352          1,174
   Change in net unrealized appreciation/
    depreciation of investments                          99,339        (31,874)
                                                     -------------------------
     Increase in net assets resulting from
      operations                                        162,791         90,876
                                                     -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                (62,100)      (121,576)
                                                     -------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                            172,288        374,234
   Dividend reinvestments                                46,373         91,092
   Cost of shares redeemed                             (139,512)      (311,480)
                                                     -------------------------
     Increase in net assets from capital share
      transactions                                       79,149        153,846
                                                     -------------------------
   Net increase in net assets                           179,840        123,146

NET ASSETS

   Beginning of period                                2,433,955      2,310,809
                                                     -------------------------
   End of period                                     $2,613,795     $2,433,955
                                                     =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                           13,073         28,534
   Shares issued for dividends reinvested                 3,508          6,958
   Shares redeemed                                      (10,582)       (23,763)
                                                     -------------------------
     Increase in shares outstanding                       5,999         11,729
                                                     =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

41

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          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

              D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements reduced expenses by $8,000.

              E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED
                 BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2002, net outstanding when-issued commitments for the Fund were $4,401,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

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          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $10,334,000, which, if not offset by subsequent capital gains, will expire between 2008 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2002, were $218,199,000 and $120,602,000, respectively.

         At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2002, were $178,990,000 and $21,778,000, respectively, resulting in net unrealized appreciation of $157,212,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the

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          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of its average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)       AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------
+/- 0.20% to 0.50%        +/- 0.04%

+/- 0.51% to 1.00%        +/- 0.05%

+/- 1.01% and greater     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 During the six-month period ended September 30, 2002, the Fund paid the Manager total management fees of $3,370,000, which is net of a performance fee adjustment of $(165,000).

45

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          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $1,893,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $484,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 2002, the Association and its affiliates owned 2,740,000 shares (1.4%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

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          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on March 19, 1982. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

47

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          (continued)

USAA INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                                    ---------------------------------------------------------------------------------------
                                        2002            2002             2001          2000           1999          1998
                                    ---------------------------------------------------------------------------------------
Net asset value at
    beginning of period             $    12.93       $    13.09       $    12.58    $    13.39     $    13.38    $    12.77
                                    ---------------------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                  .32              .67              .69           .69            .70           .71
    Net realized and
       unrealized gain (loss)              .53             (.16)             .51          (.81)           .01           .61
                                    ---------------------------------------------------------------------------------------
Total from investment operations           .85              .51             1.20          (.12)           .71          1.32
                                    ---------------------------------------------------------------------------------------
Less distributions:
    From net investment income            (.32)            (.67)            (.69)         (.69)          (.70)         (.71)
                                    ---------------------------------------------------------------------------------------
Net asset value at
    end of period                   $    13.46       $    12.93       $    13.09    $    12.58     $    13.39    $    13.38
                                    =======================================================================================
Total return (%)*                         6.68             3.90             9.83          (.84)          5.42         10.59
Net asset at
    end of period (000)             $2,613,795       $2,433,955       $2,310,809    $2,123,310     $2,344,401    $2,039,505
Ratio of expenses to
    average net assets (%)**               .49(a,b)         .46(b)           .36           .36            .36           .37
Ratio of net investment
    income to average
    net assets (%)**                      4.92(a)          5.06             5.41          5.39           5.21          5.42
Portfolio turnover (%)                    4.89            12.97             9.41         10.46          11.85          7.87

  *  Assumes reinvestment of all dividend income distributions during the period.
 **  For the six-month period ended September 30, 2002, average net assets were $2,519,216,000.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:
                                             -             (.01%)            N/A           N/A            N/A           N/A

NOTES
=====---------------------------------------------------------------------------

49

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

51

NOTES
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


                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    9800 Fredericksburg Road
                UNDERWRITER,    San Antonio, Texas 78288
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio  456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio  498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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

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